Financial Instruments (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Level 2 of Fair Value Hierarchy [Member]
Financial Instruments [Line Items]
Financial debts at fair value	$ 14,997,044	$ 9,562,041